Segments (Details) - Schedule of Segment Information - Operating Segments [Member] - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues, net	$ 5,685,987	$ 475,175
Segment cost of sales – services	1,829,066	716,102
Segment cost of goods sold	1,969,147
Segment Gross Profit	$ 1,887,774	$ (240,927)
Segment Gross Profit Margin	33.00%	(51.00%)
Adjusted EBITDA	$ (23,508,702)	$ (6,254,330)
Depreciation and amortization	2,442,706	842,185
Marketplace [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues, net	2,987,406	475,175
Segment cost of sales – services	1,829,066	716,102
Segment cost of goods sold
Segment Gross Profit	$ 1,158,340	$ (240,927)
Segment Gross Profit Margin	39.00%	(51.00%)
Adjusted EBITDA	$ (21,602,494)	$ (6,254,330)
Depreciation and amortization	2,324,039	$ 842,185
Brands [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues, net	2,698,581
Segment cost of sales – services
Segment cost of goods sold	1,969,147
Segment Gross Profit	$ 729,434
Segment Gross Profit Margin	27.00%
Adjusted EBITDA	$ (1,906,208)
Depreciation and amortization	$ 118,667